OTHER RECEIVABLES (Details Narrative)		1 Months Ended		3 Months Ended		6 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Aug. 14, 2020 Integer	Aug. 31, 2020 USD ($) Integer	Jul. 31, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jul. 31, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Loss on Inventory Investment					$ 1,285					$ 1,226,426	$ 1,226,426
Debt Instrument, Face Amount					$ 630,000					630,000
Attorney fees									630,000		630,000
Bad debt expenses										$ 630,000
Waxman [Member]
Debt Instrument, Face Amount				$ 630,000					630,000		$ 630,000
Attorney fees						$ 743,000
Integra [Member] | Studebaker Defense Group, LLC [Member]
Down payment			$ 500,000					$ 500,000
Number of nitrile gloves delivered | Integer	180,000
Loss contingency, damages sought, value			$ 500,000
Loss on Inventory Investment						$ 500,000	$ 500,000
Integra [Member] | Sandwave Group Dsn Bhd [Member]
Down payment		$ 581,250
Number of nitrile gloves delivered | Integer		150,000
Loss contingency, damages sought, value		$ 581,250
Loss on Inventory Investment							$ 581,250		$ 581,250
Integra [Member] | Crecom Burj Group SDN BHD [Member]
Loss contingency, damages sought, value		$ 581,250